Note 4 - Acquisitions - Acquisitions Details (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Actual from acquired entities, Revenues	$ 129,649,000
Actual from acquired entities, Net earnings from continuing operations	9,443,000
Supplemental pro forma revenues (unaudited), Revenues	5,650,396,000	$ 5,322,685,000
Supplemental pro forma net earnings (unaudited), Net earnings from continuing operations	233,660,000	225,723,000
Cash consideration, net of cash acquired of $23,378	262,170,000	517,176,000
RoundShield Partners LLP [Member]
Accounts receivable	5,346,000
Current assets, excluding cash	5,760,000
Non-current assets	7,839,000
Current liabilities	15,523,000
Contract assets	0
Non-current liabilities	5,680,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	(7,604,000)
Other current assets	414,000
Cash consideration, net of cash acquired of $23,378	140,699,000
Acquisition date fair value of contingent consideration	0
Finite life	81,362,000
Goodwill	169,080,000
Fixed assets	1,167,000
Redeemable non-controlling interest (note 17)	102,139,000
Operating lease right-of-use assets	6,672,000
Other non-current assets	0
Accounts payable and accrued expenses	4,379,000
Accrued compensation	2,956,000
Contract liabilities	6,591,000
Operating lease liabilities	996,000
Other current liabilities	601,000
Operating lease liabilities	5,680,000
Other non-current liabilities	0
Acquisition date fair value of deferred consideration	0
Total purchase consideration	140,699,000
Deferred tax on intangible assets	0
The 2024 Acquisitions [Member]
Current assets, excluding cash		151,973,000
Non-current assets		75,762,000
Current liabilities		104,351,000
Non-current liabilities		87,145,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)		36,239,000
Cash consideration, net of cash acquired of $23,378		517,176,000
Subsidiary equity consideration		24,078
Acquisition date fair value of contingent consideration		4,753,000
Total purchase consideration		546,007,000
Finite life		257,934,000
Goodwill		309,314,000
Redeemable non-controlling interest (note 17)		$ 57,480,000
Other Acquisitions [Member]
Accounts receivable	24,100,000
Current assets, excluding cash	38,239,000
Non-current assets	25,274,000
Current liabilities	34,339,000
Contract assets	1,032,000
Non-current liabilities	11,166,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	18,008,000
Other current assets	13,107,000
Cash consideration, net of cash acquired of $23,378	121,471,000
Acquisition date fair value of contingent consideration	4,661
Finite life	82,124,000
Goodwill	85,940,000
Fixed assets	7,798,000
Redeemable non-controlling interest (note 17)	28,058,000
Operating lease right-of-use assets	14,613,000
Other non-current assets	2,863,000
Accounts payable and accrued expenses	14,438,000
Accrued compensation	13,963,000
Contract liabilities	306,000
Operating lease liabilities	5,122,000
Other current liabilities	510,000
Operating lease liabilities	9,342,000
Other non-current liabilities	1,824,000
Acquisition date fair value of deferred consideration	19,654,000
Total purchase consideration	145,786,000
Deferred tax on intangible assets	12,228
The 2025 Acquisitions [Member]
Accounts receivable	29,446,000
Current assets, excluding cash	43,999,000
Non-current assets	33,113,000
Current liabilities	49,862,000
Contract assets	1,032,000
Non-current liabilities	16,846,000
Business Combination, Recognized Asset Acquired to Liability Assumed, Excess (Less)	10,404,000
Other current assets	13,521,000
Cash consideration, net of cash acquired of $23,378	262,170,000
Acquisition date fair value of contingent consideration	4,661
Finite life	163,486,000
Goodwill	255,020,000
Fixed assets	8,965,000
Redeemable non-controlling interest (note 17)	130,197,000
Operating lease right-of-use assets	21,285,000
Other non-current assets	2,863,000
Accounts payable and accrued expenses	18,817,000
Accrued compensation	16,919,000
Contract liabilities	6,897,000
Operating lease liabilities	6,118,000
Other current liabilities	1,111,000
Operating lease liabilities	15,022,000
Other non-current liabilities	1,824,000
Acquisition date fair value of deferred consideration	19,654,000
Total purchase consideration	286,485,000
Deferred tax on intangible assets	$ 12,228